Qualitative and Quantitative Information of Financial Risks - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Foreign currency exchange gain (loss)	€ (2,584)	€ (448)	€ (545)
Trade receivables	171,803	135,514
Trade receivables not overdue	133,671
Trade receivables overdue	38,132
Allowance for doubtful accounts	6,544	€ 7,696
Overdue Within 90 days
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Trade receivables overdue	30,149
Overdue Between 90 and 180 days
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Trade receivables overdue	1,217
Overdue Between 181 and 365 days
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Trade receivables overdue	1,047
Overdue Beyond 365 days
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Trade receivables overdue	€ 5,719